Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (USD $)	3 Months Ended		9 Months Ended		94 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012
Revenue
Interest income	$ 6,297	$ 39,474	$ 23,237	$ 85,826	$ 1,160,069
Other income	0	2,603	73,130	180,833	253,963
Total Revenue	6,297	42,077	96,367	266,659	1,414,032
Expenses:
Incorporation costs	0	0	0	0	1,773
Exploration	3,046,194	2,531,665	9,850,449	6,244,524	41,632,485
Professional fees	265,380	283,796	874,308	919,805	8,380,231
Directors compensation	948,312	551,895	1,172,080	744,677	2,126,459
Travel & lodging	53,997	46,214	162,850	164,369	1,425,096
Corporate communications	146,822	137,346	314,266	218,770	3,691,673
Consulting fees	116,975	119,690	373,605	365,315	14,643,215
Office & administration	121,706	59,376	332,103	282,207	3,021,726
Interest & Service Charges	3,062	3,467	7,498	9,483	116,984
Loss on disposal of assets	0	0	0	0	44,669
Insurance	81,409	95,334	237,387	233,922	830,716
Depreciation	19,547	16,738	58,985	54,915	428,562
Accretion	38,426	35,210	115,278	84,674	235,162
Miscellaneous	0	0	0	0	203,097
Financing & listing fees	0	0	0	0	(22,024)
Acquisition expenses	0	45	0	1,081,075	1,505,334
Income and other taxes	0	13,015	0	13,015	64,747
Write down of mineral property	100,000	0	100,000	0	1,856,049
Total Expense	4,941,830	3,893,791	13,598,809	10,416,751	80,185,954
Net Loss before other items	4,935,533	3,851,714	13,502,442	10,150,092	78,771,922
Other items
Change in fair value of equity conversion right	0	(164,488)	0	15,467	990,236
Change in fair value of warrant liability	228,312	(1,085,671)	(7,059,807)	21,233,585	16,318,110
Loss on sale of Marketable Securities	162,603	900	166,732	900	166,732
Net Loss (Gain)	5,326,448	2,602,455	6,609,367	31,400,044	96,247,000
Other comprehensive loss
Foreign currency translation adjustment	59,217	(220,765)	120,343	(492,544)	71,613
Total Comprehensive Loss (Gain) for the Period	$ 5,385,665	$ 2,381,690	$ 6,729,710	$ 30,907,500	$ 96,318,613
Loss (Gain) per Common share
Basic (in dollars per share)	$ 0.04	$ 0.02	$ 0.05	$ 0.24
Diluted (in dollars per share)	$ 0.04	$ 0.02	$ 0.05	$ 0.24
Weighted Average Number of Common Shares Used in Per Share Calculations
Basic (in shares)	136,962,960	135,096,531	136,799,824	128,841,845
Diluted (in shares)	136,970,327	135,096,531	136,809,006	128,841,845